Loan Receivable (Tables)	12 Months Ended
Mar. 31, 2019
Receivables [Abstract]
Schedule of accounts, notes, loans and financing receivable

	2019	2018
Loans receivable
An unrelated party (Interest-free)	$535,006	$184,879
An unrelated party (12% interest bearing)	-	289,287
An unrelated party (5% interest bearing)	145,571	226,273
Total	$680,577	$700,439

Loan interest earned and accrued	$14,183	$39,337